TIAA 730 Third Avenue New York, NY 10017 Tel: 704-988-5681 JPiller@tiaa.org TIAA.org

May 6, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Life Separate Account VA-1
TIAA-CREF Life Insurance Company
TIAA-CREF Single Premium Immediate Annuity
Form N-4 (File Nos. 333-46414, 811-08963)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that: (i) the form of Prospectuses and Statement of Additional Information (SAI) dated May 1, 2025, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the most recent amendment to the Registration Statement on Form N-4; and (ii) the text of this amendment was filed electronically via EDGAR on April 30, 2025.

Please contact the undersigned at the number listed above, if you have any questions or comments regarding this letter.

Very truly yours,

/s/ John D. Piller

 John D. Piller

Confidential (C)